Exhibit 99.7

Rebuttal Findings 10.16.2026

Seller:

Deal ID:

Total Loan Count: 736

Loans by Grade in Population
Loan Grade	Count	Percentage
1	736	100.00%

Trade Summary
Loan Status	Count	Percentage
Review Complete	736	100.00%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	11	11	11	0	11	0	0	0	0	0	11
1	725	2	2	723	2	0	0	0	0	0	725

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Credit	11	11	0	0	0	0	0
First Lien Position Not Confirmed	11	11	0	0	0	0	0

No Data Available